UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22387

 NAME OF REGISTRANT:                     Cohen & Steers Global Limited
                                         Duration Preferred and Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         10th floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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Cohen & Steers Global Limited Duration Preferred And Income Fund, Inc.
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cohen&Steers Global Limited Duration Preferred and Income Fund,Inc.
By (Signature)       /s/ Francis C. Poli
Name                 Francis C. Poli
Title                Assistant Secretary
Date                 08/25/2017